Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(21)	Income Taxes

The Company files income tax returns in the United States and in the states of Virginia, Maryland, and North Carolina. With few exceptions, the Company is no longer subject to United States federal and state income tax examinations by tax authorities for years prior to 2008. The current and deferred components of income tax expense (in thousands) for the years ended December 31, 2011, 2010, and 2009 were as follows.

	2011	2010	As Restated 2009
Current	$2,153	$(2,179)	$(9,043)
Deferred	(37,787)	(71,185)	(24,064)
Deferred tax asset valuation allowance	37,787	71,185	57,015

Income tax expense (benefit)	$2,153	$(2,179)	$23,908

The provisions for income taxes for the years ended December 31, 2011, 2010, and 2009 differ from the amount computed by applying the statutory federal income tax rate to income before taxes due (in thousands) to the following.

	2011	2010	As Restated 2009
Federal income tax benefit, at statutory rate	$(33,761)	$(74,387)	$(62,140)
Change resulting from:
State income tax, net of federal benefit	(1,859)	(2,459)	(1,217)
Valuation allowance of deferred tax assets	37,787	71,185	57,015
Rate change	—	—	517
Dividends and tax-exempt interest	—	(22)	(198)
Goodwill impairment	—	—	29,693
Officers' life insurance	(432)	(428)	(505)
Other	418	3,932	743

Income tax expense (benefit)	$2,153	$(2,179)	$23,908

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities (in thousands) as of December 31, 2011 and 2010 were as follows.

	2011	2010
Deferred tax assets:
Allowance for loan losses	$140,303	$115,534
Federal net operating loss carryforward	8,964	7,130
State net operating loss carryforward	552	395
AMT carryforward	502	502
Impairment of securities and other assets	14,890	7,411
Nonaccrual loan interest	14,362	10,880
Accrued expenses	827	1,267
Nonqualified deferred compensation	1,086	3,136

Total deferred tax assets before valuation allowance	181,486	146,255
Valuation allowance	(163,639)	(128,158)

Total deferred tax assets	17,847	18,097

Deferred tax liabilities:
Prepaid expenses	836	522
Deferred loan costs	548	700
Fair value adjustment to net assets acquired in business combinations	11,386	13,875
Unrealized gain on securities available for sale	2,348	42
Depreciation	2,653	2,880
Other	76	78

Total deferred tax liabilities	17,847	18,097

Net deferred tax asset	$—	$—

At December 31, 2011, the Company had net operating loss carryforwards, which are available to offset future federal taxable income, if any, through 2029, for federal and state income tax purposes of $28.5 million. In addition, the Company has alternative minimum tax ("AMT") credit carryforwards of approximately $502 thousand, which are available to reduce federal regular income taxes, if any, over an indefinite period.

In addition to a net operating loss and AMT carryforwards, our net deferred tax asset consisted primarily of two asset components offset by one liability component: (1) At December 31, 2011, the timing difference related to the allowance for loan losses was $379.8 million, resulting in a deferred tax asset of approximately $140.3 million. (2) Interest income related to non-performing loans (referred to as "lost interest") is recognized as taxable income for tax purposes, but is not recorded as income for book purposes. Lost interest was approximately $38.9 million at December 31, 2011, resulting in a deferred tax asset of approximately $14.4 million. (3) The aggregate deferred tax effect of all purchase accounting entries related to the acquisitions of GFH and Shore Financial Corporation resulted in a net deferred tax liability of approximately $11.4 million at December 31, 2011.

A valuation allowance related to all components of net deferred tax assets was established in 2009 and adjusted, as necessary, in 2010 and 2011. The valuation allowance was established based upon a determination that it was not more likely than not the deferred tax assets would be fully realized primarily as a result of the significant operating losses experienced by the Company during 2011, 2010, and 2009.

The Company recognizes interest and penalties related to unrecognized tax benefits as part of the tax provision. The Company recognized minimal amounts in penalties and fees for the years ended December 31, 2011 and 2010. The Company has no uncertain tax positions at December 31, 2011 and 2010.